KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]
30. KEY MANAGEMENT COMPENSATION

	Year Ended December 31,
	2022	2021
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$837	$868
Other members of key management	4,983	3,790
Share-based payments
Independent members of the Board of Directors	713	769
Other members of key management	4,059	3,661
	$10,592	$9,088